Capital Structure - Summary of Net Debt to Capitalization (Detail) - CAD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Disclosure Of Objectives Policies And Processes For Managing Capital [Abstract]
Net Debt	$ 9,616	$ 8,903
Shareholders’ Equity	19,003	19,981	$ 19,678	$ 11,590
Debt and Shareholders' Equity, Net	$ 28,619	$ 28,884
Net Debt to Capitalization	34.00%	31.00%